Debt - Summary of outstanding notes (Details) € in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 27,153		€ 33,582	€ 13,703
STELLANTIS N.V. (Peugeot S.A.) 2016
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 500
Coupon %	237.50%	237.50%
STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	200.00%	200.00%
STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 100
Coupon %	200.00%	200.00%
STELLANTIS N.V. (Peugeot S.A.) 2018
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 650
Coupon %	200.00%	200.00%
STELLANTIS N.V. (Peugeot S.A.) 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	112.50%	112.50%
STELLANTIS N.V. (Peugeot S.A.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	275.00%	275.00%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 100
Coupon %	1.05%	1.05%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 60
Coupon %	160.00%	160.00%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 50
Coupon %	181.00%	181.00%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 70
Coupon %	105.00%	105.00%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 204
Coupon %	140.00%	140.00%
Fiat Chrysler Finance Europe Senc 2014
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,350
Coupon %	4.75%	4.75%
STELLANTIS N.V. (FCA N.V.) 2016
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.75%	3.75%
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.375%	3.375%
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.875%	3.875%
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	450.00%	450.00%
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	62.50%	62.50%
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	75.00%	75.00%
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	125.00%	125.00%
STELLANTIS N.V. 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	275.00%	275.00%
STELLANTIS N.V. (FCA N.V.) 2015
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,500
Coupon %	525.00%	525.00%
STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	171.10%	171.10%
STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	269.10%	269.10%
STELLANTIS FINANCE US 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 550
Coupon %	562.50%	562.50%
STELLANTIS FINANCE US 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 700
Coupon %	637.50%	637.50%
GIE PSA Trésorerie 2003
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	600.00%	600.00%
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 508		508
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	608		608
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	102		102
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	658		658
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	594		594
Gross amount | STELLANTIS N.V. (Peugeot S.A.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,011		1,011
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	101		101
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	61		61
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	50		50
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	71		71
Gross amount | STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	204		204
Gross amount | Fiat Chrysler Finance Europe Senc 2014
Disclosure of detailed information about borrowings [line items]
Borrowings	0		1,414
Gross amount | STELLANTIS N.V. (FCA N.V.) 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	1,340		1,385
Gross amount | STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,289		1,326
Gross amount | STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,420		1,460
Gross amount | STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,219		1,245
Gross amount | STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,254		1,254
Gross amount | STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,250		1,249
Gross amount | STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,240		1,238
Gross amount | STELLANTIS N.V. 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,016		0
Gross amount | STELLANTIS N.V. (FCA N.V.) 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	1,437		1,406
Gross amount | STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	942		884
Gross amount | STELLANTIS FINANCE US 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	941		886
Gross amount | STELLANTIS FINANCE US 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	520		0
Gross amount | STELLANTIS FINANCE US 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	665		0
Gross amount | GIE PSA Trésorerie 2003
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 764		€ 778